UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Shannon River Fund Management Co., LLC

Address:   850 Third Ave, 11th Floor
           New York, New York 10022


Form 13F File Number: 28-12219


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Spencer M. Waxman
Title:  Managing Member
Phone:  (212) 331-6555

Signature,  Place,  and  Date  of  Signing:

/s/ Spencer M. Waxman              New York, New York                 5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              49

Form 13F Information Table Value Total:  $      858,219
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-12497              Shannon River Capital Management, LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACME PACKET INC                COM             004764106   11,109   380,000 SH       OTHER      01         380,000      0    0
AMERICAN TOWER CORP NEW        COM             03027X100   61,536   800,000 SH       OTHER      01         800,000      0    0
AMERISOURCEBERGEN CORP         COM             03073E105   21,866   425,000 SH       OTHER      01         425,000      0    0
ANDINA ACQUISITION CORP        UNIT 99/99/9999 G0440W118    1,003   100,000 SH       OTHER      01         100,000      0    0
CBS CORP NEW                   CL B            124857202   21,711   465,000 SH       OTHER      01         465,000      0    0
CINEMARK HOLDINGS INC          COM             17243V102   12,659   430,000 SH       OTHER      01         430,000      0    0
COGENT COMM GROUP INC          COM NEW         19239V302   19,937   755,200 SH       OTHER      01         755,200      0    0
DESCARTES SYS GROUP INC        COM             249906108    6,534   695,100 SH       OTHER      01         695,100      0    0
DREAMWORKS ANIMATION SKG INC   CL A            26153C103    7,300   385,000 SH       OTHER      01         385,000      0    0
EBAY INC                       COM             278642103   14,911   275,000 SH       OTHER      01         275,000      0    0
ELECTRONIC ARTS INC            COM             285512109    9,735   550,000 SH       OTHER      01         550,000      0    0
EQUINIX INC                    COM NEW         29444U502   34,610   160,000 SH       OTHER      01         160,000      0    0
EXTREME NETWORKS INC           COM             30226D106    6,400 1,899,200 SH       OTHER      01       1,899,200      0    0
GOOGLE INC                     CL A            38259P508   24,620    31,000 SH       OTHER      01          31,000      0    0
GROUPON INC                    COM CL A        399473107    4,896   800,000 SH       OTHER      01         800,000      0    0
HAWAIIAN TELCOM HOLDCO INC     COM             420031106    6,306   273,344 SH       OTHER      01         273,344      0    0
HEARTLAND PMT SYS INC          COM             42235N108      623    18,900 SH       OTHER      01          18,900      0    0
IMMERSION CORP                 COM             452521107   22,815 1,943,361 SH       OTHER      01       1,943,361      0    0
INFOBLOX INC                   COM             45672H104    5,968   275,000 SH       OTHER      01         275,000      0    0
INTERCONTINENTALEXCHANGE INC   COM             45865V100   28,537   175,000 SH       OTHER      01         175,000      0    0
INTERDIGITAL INC               COM             45867G101   31,580   659,707 SH       OTHER      01         659,707      0    0
INTERXION HOLDING N.V          SHS             N47279109   36,379 1,502,035 SH       OTHER      01       1,502,035      0    0
LIVEPERSON INC                 COM             538146101    4,953   364,715 SH       OTHER      01         364,715      0    0
LORAL SPACE & COMMUNICATNS INC COM             543881106   38,530   622,656 SH       OTHER      01         622,656      0    0
LUMOS NETWORKS CORP CMN        COM             550283105   14,154 1,050,000 SH       OTHER      01       1,050,000      0    0
MADISON SQUARE GARDEN CO       CL A            55826P100   42,849   743,900 SH       OTHER      01         743,900      0    0
MEDIDATA SOLUTIONS INC         COM             58471A105    6,088   105,000 SH       OTHER      01         105,000      0    0
NETAPP INC                     COM             64110D104   12,810   375,000 SH       OTHER      01         375,000      0    0
NETFLIX INC                    COM             64110L106   10,410    55,000 SH       OTHER      01          55,000      0    0
NEUSTAR INC                    CL A            64126X201    5,816   125,000 SH       OTHER      01         125,000      0    0
NEUSTAR INC                    CL A            64126X201      287     1,711 SH  PUT  OTHER      01           1,711      0    0
PANDORA MEDIA INC              COM             698354107    7,250   512,000 SH       OTHER      01         512,000      0    0
PDF SOLUTIONS INC              COM             693282105   21,551 1,345,285 SH       OTHER      01       1,345,285      0    0
REGAL ENTMT GROUP              CL A            758766109   22,199 1,331,700 SH       OTHER      01       1,331,700      0    0
ROGERS COMMUNICATIONS INC      CL B            775109200   42,461   831,600 SH       OTHER      01         831,600      0    0
SCIENTIFIC GAMES CORP          CL A            80874P109       81     9,200 SH       OTHER      01           9,200      0    0
7 DAYS GROUP HLDGS LTD         ADR             81783J101    4,468   332,700 SH       OTHER      01         332,700      0    0
SIRIUS XM RADIO INC            COM             82967N108   26,950 8,750,000 SH       OTHER      01       8,750,000      0    0
STAMPS COM INC                 COM NEW         852857200   13,818   553,400 SH       OTHER      01         553,400      0    0
TEMPUR PEDIC INTL INC          COM             88023U101   30,522   615,000 SH       OTHER      01         615,000      0    0
TIME WARNER INC                COM NEW         887317303   23,912   415,000 SH       OTHER      01         415,000      0    0
TIVO INC                       COM             888706108   44,705 3,608,161 SH       OTHER      01       3,608,161      0    0
TW TELECOM INC                 COM             87311L104   29,435 1,168,500 SH       OTHER      01       1,168,500      0    0
UNWIRED PLANET INC NEW         COM             91531F103    9,796 4,412,700 SH       OTHER      01       4,412,700      0    0
WEB COM GROUP INC              COM             94733A104    8,213   480,827 SH       OTHER      01         480,827      0    0
WEBSENSE INC                   COM             947684106   16,744 1,116,272 SH       OTHER      01       1,116,272      0    0
WI-LAN INC                     COM             928972108    3,975   998,700 SH       OTHER      01         998,700      0    0
YAHOO INC                      COM             984332106   17,647   750,000 SH       OTHER      01         750,000      0    0
ZYNGA INC                      CL A            98986T108    7,560 2,250,000 SH       OTHER      01       2,250,000      0    0


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